CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2022	Jan. 06, 2022	Dec. 31, 2021		Mar. 31, 2021	Dec. 31, 2020
Current assets
Cash	$ 127,440		$ 507,921			$ 30,511
Prepaid expenses	396,901		4,536
Total Current Assets	524,341		512,457			30,511
Investments held in Trust Account - US Treasury Securities Money Market Fund	140,447,694		139,410,739
TOTAL ASSETS	140,972,035		139,923,196			199,484
Current liabilities
Accounts payable and accrued expenses	41,003		208,704
Total Current Liabilities	41,003		208,704			180,760
Convertible promissory notes - related party, net of discount	2,025,565		483,099
Conversion option liability	76,788		6,892
Warrant liability	3,762,000		3,351,600
Deferred underwriting fee payable	5,190,000		5,190,000
Total Liabilities	11,095,356		9,240,295			180,760
Commitments and Contingencies
Ordinary shares subject to possible redemption 13,800,000 as of March 31, 2022 and December 31, 2021 at redemption value of approximately $10.18 and $10.10, respectively	140,415,000		139,380,000
Shareholders' Deficit
Preference shares, $0.0001 par value; 1,000,000 shares authorized; none issued or outstanding
Ordinary shares, $0.0001 par value; 200,000,000 shares authorized; 3,450,000 non-redeemable shares issued and outstanding at March 31, 2022 and December 31, 2021	345		345	[1]		345	[1]
Additional paid-in capital		$ 1,035,000				24,655
Accumulated deficit	(10,538,666)		(8,697,444)			(6,276)
Total Shareholders' Deficit	(10,538,321)		(8,697,099)		$ (8,151,684)	18,724
TOTAL LIABILITIES, ORDINARY SHARES SUBJECT TO POSSIBLE REDEMPTION, AND SHAREHOLDERS' DEFICIT	$ 140,972,035		$ 139,923,196			$ 199,484

[1]	At December 31, 2020, includes an aggregate of up to 450,000 ordinary shares that are subject to forfeiture depending on the extent to which the underwriters’ over-allotment option is exercised (see Note 6). On January 6, 2021, the Company effected a share capitalization of 0.2 shares for each share outstanding, resulting in 3,450,000 ordinary shares issued and outstanding (see Note 6). All share and per share amounts have been retroactively restated to reflect the share capitalization. As a result of the underwriters’ full exercise of their overallotment option on January 11, 2021, no shares were forfeited.